Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and due from depository institutions	$ 16,364	$ 17,808
Interest bearing deposits	2,965	1,730
Short-term investments in money market funds	6,326	7,282
Total cash and cash equivalents	25,655	26,820
Investment securities:
Available for sale	149,656	151,538
Held to maturity (fair value $18,479 on June 30, 2013 and $14,266 on December 31, 2012)	18,628	13,723
Loans held for sale	6,625	10,576
Loans	745,516	721,802
Less: Unearned income	619	637
Allowance for loan losses	11,145	12,571
Net loans	733,752	708,594
Premises and equipment, net	12,844	11,798
Accrued interest income receivable	3,242	2,960
Goodwill	12,613	12,613
Bank owned life insurance	36,260	36,214
Net deferred tax asset	11,606	11,467
Federal Home Loan Bank stock	4,866	4,179
Federal Reserve Bank stock	2,125	2,125
Prepaid federal deposit insurance		1,444
Other assets	7,212	6,940
TOTAL ASSETS	1,025,084	1,000,991
LIABILITIES
Non-interest bearing deposits	159,287	156,223
Interest bearing deposits	680,985	679,511
Total deposits	840,272	835,734
Short-term borrowings	34,292	15,660
Advances from Federal Home Loan Bank	16,000	13,000
Guaranteed junior subordinated deferrable interest debentures	13,085	13,085
Total borrowed funds	63,377	41,745
Other liabilities	12,153	13,044
TOTAL LIABILITIES	915,802	890,523
SHAREHOLDERS' EQUITY
Preferred stock, no par value; $1,000 per share liquidation preference; 2,000,000 shares authorized; 21,000 shares issued and outstanding on June 30, 2013 and December 31, 2012	21,000	21,000
Common stock, par value $0.01 per share; 30,000,000 shares authorized; 26,402,007 shares issued and 18,784,188 outstanding on June 30, 2013; 26,398,540 shares issued and 19,164,721 outstanding on December 31, 2012	264	264
Treasury stock at cost, 7,617,819 and 7,233,819 shares on June 30, 2013 and December 31, 2012, respectively	(74,829)	(73,658)
Capital surplus	145,139	145,102
Retained earnings	24,971	23,139
Accumulated other comprehensive loss, net	(7,263)	(5,379)
TOTAL SHAREHOLDERS' EQUITY	109,282	110,468
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,025,084	$ 1,000,991